Employee benefits (Details 7) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2019
Actuarial assumption of discount rates [member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,614)	$ (1,985)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	1,817	2,234
Actuarial assumption of employee turnover rate [Member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(212)	(261)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 237	$ 291